Oct. 29, 2021
PGIM California Muni Income Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $100,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 28 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 49 of the Fund's Prospectus and in Rights of Accumulation on page 58of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
If Shares Are Not Redeemed
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
The Fund invests primarily in California state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from California state and federal income taxes (collectively called “California obligations”). In conjunction with the Fund’s investment objective, the Fund may invest in debt obligations with the potential for capital gain. The Fund may invest in California obligations, the interest and/or principal payments on which are insured by bond insurers or other parties.As a fundamental policy of the Fund, the Fund invests, under normal circumstances, so that at least 80% of the income from the Fund’s investments will be exempt from California state and federal income taxes or the Fund will invest at least 80% of its investable assets in California obligations. The Fund’s investments permitted by this policy may include certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.The Fund, under normal conditions, invests at least 70% of its investable assets in “investment grade” municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), or BBB- or higher by S&P Global Ratings (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 30% of its investable assets in high yield municipal debt obligations or junk bonds. High yield or junk bonds are rated below Baa3 by Moody's and below BBB- by S&P, or comparably rated by another NRSRO, and are considered speculative.Although the Fund may invest in instruments of any duration or maturity, the Fund, under normal conditions, seeks to maintain a weighted average portfolio duration of six years or less. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions.In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk.
Principal Risks.
All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.The order of the below risk factors does not indicate the significance of any particular risk factor.Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.California Municipal Bonds Risk. Because the Fund will concentrate its investments in California obligations, the Fund is more susceptible to economic, political and other developments that may adversely affect issuers of California obligations than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters (including but limited to the risk of earthquakes, climate change, flooding and wildfires) or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole, including those described in the SAI under “California Concentration”). By way of illustration, although California has a relatively diversified economy, California has concentrations in the computer services, software design, motion pictures and high technology manufacturing industries. The Fund, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states.Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.Insured Municipal Bonds Risk. The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.”When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.Market Disruption and Geopolitical Risks. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.Municipal Bonds Risk. Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund's yield or the value of the Fund's investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund's investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.The Fund’s total returns prior to April 1, 2020 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies. The table compares the Fund’s performance to the Bloomberg California 1-15 Year Municipal Intermediate Index, the Fund's benchmark. Since the Bloomberg California 1-15 Year Municipal Intermediate Index inception date is October 31, 2016, the table also compares to the Fund's performance to the Bloomberg Municipal Bond Index.
Annual Total Returns (Class Z Shares)1
Best Quarter:Worst Quarter:4.91%2nd Quarter 2011-4.29%4th Quarter 2016[1] The total return for the Fund's Class Z shares from January 1, 2021 toSeptember 30, 2021was0.58%
Average Annual Total Returns % (including sales charges) (as of 12-31-20)
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.